Note 2 - Certain Uncertainties	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Certain Uncertainties [Text Block]
(
2
)     Certain Uncertainties

The Company is monitoring the potential impact of the novel coronavirus (COVID-
19
), if any, on the carrying value of certain assets. To date, as a direct result of COVID-
19,
the HRL operations were temporarily shut-down on
March 24, 2020.
HRL's operations recommenced on
May 25, 2020
and the temporary shut-down had a negative impact on HRL's revenue and our ability to produce Xprecia Stride
™
strips during this period. HRL collects blood samples from donors located at hospital clinics and community blood collection sites. These blood samples are used for calibration and testing services. Xprecia Stride
™
strips produced by UBI are required to be calibrated so that all products agree with an international standard. The calibration services are performed by HRL. The future impact of COVID-
19
on the Company's operations and domestic and global economic conditions remains uncertain. The Company will continue to assess the financial impact.